Schedule of property, plant and equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 1,148,495
Ending Balance	806,758	$ 1,148,495
Buildings [member]
IfrsStatementLineItems [Line Items]
Net book value	7,910	9,040
Buildings [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(478,242)	(2,724,525)
Addition	(1,130)	(2,260)
Disposal
Sale of Mineral Ridge		2,248,543
Ending Balance	(479,372)	(478,242)
Buildings [member] | At cost [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	487,282	3,078,725
Addition
Recovery
Disposal
Sale of Mineral Ridge		(2,591,443)
Ending Balance	487,282	487,282
Office equipment [member]
IfrsStatementLineItems [Line Items]
Net book value	687,892	1,012,647
Office equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(466,806)	(14,823,276)
Addition	(86,633)	(220,400)
Disposal	110,020
Sale of Mineral Ridge		14,576,870
Ending Balance	(443,419)	(466,806)
Office equipment [member] | At cost [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,479,453	18,902,656
Addition	201,958	96,447
Recovery		79,750
Disposal	(550,100)	(79,750)
Sale of Mineral Ridge		(17,519,650)
Ending Balance	1,131,311	1,479,453
Vehicles [member]
IfrsStatementLineItems [Line Items]
Net book value	110,956	126,808
Vehicles [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(83,302)	(277,802)
Addition	(15,852)	(31,702)
Disposal
Sale of Mineral Ridge		226,202
Ending Balance	(99,154)	(83,302)
Vehicles [member] | At cost [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	210,110	277,802
Addition		158,510
Recovery
Disposal
Sale of Mineral Ridge		(226,202)
Ending Balance	210,110	210,110
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Net book value
Computer equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(40,761)	(821,743)
Addition
Disposal
Sale of Mineral Ridge		780,982
Ending Balance	(40,761)	(40,761)
Computer equipment [member] | At cost [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	40,761	821,743
Addition
Recovery
Disposal
Sale of Mineral Ridge		(780,982)
Ending Balance	40,761	40,761
Total [Member]
IfrsStatementLineItems [Line Items]
Net book value	806,758	1,148,495
Total [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(1,069,111)	(18,647,346)
Addition	(103,615)	(254,362)
Disposal	110,200
Sale of Mineral Ridge		17,832,597
Ending Balance	(1,062,706)	(1,069,111)
Total [Member] | At cost [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	2,217,606	23,080,926
Addition	201,958	254,957
Recovery		79,750
Disposal	(550,100)	(79,750)
Sale of Mineral Ridge		(21,118,277)
Ending Balance	$ 1,869,464	$ 2,217,606